SHAREHOLDERS’ EQUITY (DEFICIT) (Details Narrative) $ / shares in Units, $ in Thousands																	2 Months Ended	12 Months Ended
	Aug. 13, 2021	Jun. 04, 2021 USD ($) shares	Jun. 04, 2021 CAD ($) shares	Dec. 29, 2020 USD ($) shares	Dec. 29, 2020 CAD ($) shares	Dec. 24, 2020 USD ($) shares	Nov. 16, 2020 USD ($)	Nov. 16, 2020 CAD ($) $ / shares shares	Oct. 28, 2020 USD ($)	Apr. 27, 2020 USD ($) shares	Mar. 18, 2020 USD ($)	Mar. 18, 2020 CAD ($) shares $ / shares	Jan. 30, 2020 USD ($) shares	Jan. 30, 2020 CAD ($) $ / shares shares	Jan. 21, 2020 USD ($)	Jan. 21, 2020 CAD ($) shares $ / shares	Aug. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Jun. 04, 2021 $ / shares	Dec. 29, 2020 $ / shares	Oct. 28, 2020 shares $ / shares	Aug. 31, 2020 ₪ / shares shares	Dec. 31, 2019 shares
IfrsStatementLineItems [Line Items]
Reverse stock split	1-for-3 reverse stock split
Number of shares issued												75,000				47,619		820,010	889,523			767,000		182,909
Options exercise price | $ / shares												$ 0.39				$ 0.42						$ 1.14
Proceeds from exercise of options									$ 1,000		$ 23,000	$ 32			$ 15,000	$ 20		$ 742,000	$ 39,000
Warrants outstanding																							182,142,000
Warrants exercise price | ₪ / shares																							₪ 2.52
Proceeds from exercise of warrants | $																	$ 98,000	3,386,000	98,000
Warrant liability | $																		51,000
Additional paid-in capital | $																		$ 28,297,000	$ 10,445,000
Consultant [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued for services						20,161							30,831,000	30,831,000
Shares issued for services, value | $						$ 47,000							$ 50,000
Two Consultants [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued for services										76,701,000
Shares issued for services, value | $										$ 71,000
January 2020 Private Placement [Member]
IfrsStatementLineItems [Line Items]
Number of units issued														277,779
Price of unit issued | $ / shares														$ 1.80
Gross proceeds for units													377,000	$ 500
Additional share price | $ / shares														$ 1.95
Fair value of issuance of warrants | $													$ 214,000
November Two Thousand Twenty Private Placements [Member]
IfrsStatementLineItems [Line Items]
Number of units issued								4,450,153,000
Price of unit issued | $ / shares								$ 1.875
Gross proceeds for units							$ 6,377,000	$ 8,344
November Two Thousand Twenty Private Warrants [Member]
IfrsStatementLineItems [Line Items]
Additional share price | $ / shares								$ 2.70
November Two Thousand Twenty Private Placement [Member]
IfrsStatementLineItems [Line Items]
Finders fees | $							417,000
Issuance of warrants | $							$ 3,537,000
December 2020 Private Placement [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																		286,223,000
Number of units issued				1,366,631,000
Price of unit issued | $ / shares																					$ 1.875
Gross proceeds for units				$ 2,000,000	$ 2,562
Additional share price | $ / shares																					2.70
Warrants exercise price | $ / shares																					$ 2.70
Finders fees | $				$ 128,000
Finders warrants				100,000	100,000
Warrant liability | $				$ 1,698
Number of shares issued																		2,514,693,000
Number of warrants exercised																		2,629,343
Number of options exercised																		286,223,000
Two Private Placements [Member]
IfrsStatementLineItems [Line Items]
Number of units issued		1,305,662
Price of unit issued | $ / shares																				$ 8.16
Gross proceeds for units		$ 8,590,000	$ 10,650
Additional share price | $ / shares								$ 11.04
Finders fees		466,000	$ 578
Warrants granted | $		4,786,000
Additional paid-in capital | $		$ 3,338,000
Two Private Placements [Member] | April 14 2023 [Member]
IfrsStatementLineItems [Line Items]
Warrans issued		221,100,000	221,100,000
Two Private Placements [Member] | May 28, 2023 [Member]
IfrsStatementLineItems [Line Items]
Warrans issued		1,084,562,000	1,084,562,000